Cover Page	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	TLG ACQUISITION ONE CORP.
Entity Central Index Key	0001827871
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1 to FORM S-4